Note 31 - Commitments and Contingencies - Details of Financial Commitments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Total financial commitments		$ 362,367	$ 136,130
Margin lending services [member]
Statement Line Items [Line Items]
Total financial commitments		86,437	86,130
Other lending services [member]
Statement Line Items [Line Items]
Total financial commitments	[1]	$ 275,930	$ 50,000

[1]	Amount reflects contractual funding commitments of the Group and excludes exchange liquidity lending arrangements, which do not constitute binding funding obligations.